Inventories (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Inventories

	December 31, 2018	December 31, 2017
Raw materials	14,980	15,050
Work in progress	8,681	6,990
Finished goods and goods for resale	19,762	15,950

Total inventories at the lower of cost and net realisable value	43,423	37,990